Borrowings - Summary of Bills Payable (Parenthetical) (Detail)	Dec. 31, 2023
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.53%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.54%